Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FRANKLIN FUND ALLOCATOR SERIES
Entity Central Index Key	0001022804
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class A
Trading Symbol	FTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	0.61%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Conservative Allocation Fund returned 8.06%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.06	3.83	4.06
Class A (with sales charge)	2.11	2.66	3.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 855,733,091
Holdings Count | $ / shares	21	[3]
Advisory Fees Paid, Amount	$ 2,193,955
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class C
Trading Symbol	FTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$141	1.36%
[4]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Conservative Allocation Fund returned 7.28%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.28	3.07	3.29
Class C (with sales charge)	6.28	3.07	3.29
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 855,733,091
Holdings Count | $ / shares	21	[6]
Advisory Fees Paid, Amount	$ 2,193,955
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R
Trading Symbol	FTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$89	0.86%
[7]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Conservative Allocation Fund returned 7.75%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.75	3.56	3.79
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 855,733,091
Holdings Count | $ / shares	21	[9]
Advisory Fees Paid, Amount	$ 2,193,955
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	FTCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.31%
[10]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Conservative Allocation Fund returned 8.40%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.40	4.17	4.40
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 855,733,091
Holdings Count | $ / shares	21	[12]
Advisory Fees Paid, Amount	$ 2,193,955
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Conservative Allocation Fund
Class Name	Advisor Class
Trading Symbol	FTCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$37	0.36%
[13]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Conservative Allocation Fund returned 8.33%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 5.91%, 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.

Top detractors from performance:
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.33	4.09	4.33
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Linked Franklin Conservative Allocation Fund Benchmark-NR†	5.91	3.03	4.01
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 855,733,091
Holdings Count | $ / shares	21	[15]
Advisory Fees Paid, Amount	$ 2,193,955
Investment Company Portfolio Turnover	40.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$855,733,091
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$2,193,955
Portfolio Turnover Rate	40.01%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class A
Trading Symbol	FMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	0.61%
[16]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Moderate Allocation Fund returned 11.80%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	11.80	6.25	6.00
Class A (with sales charge)	5.64	5.05	5.41
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,647,146,434
Holdings Count | $ / shares	21	[18]
Advisory Fees Paid, Amount	$ 4,118,785
Investment Company Portfolio Turnover	37.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class C
Trading Symbol	FTMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$143	1.36%
[19]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Moderate Allocation Fund returned 10.96%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.96	5.46	5.21
Class C (with sales charge)	9.96	5.46	5.21
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[20]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,647,146,434
Holdings Count | $ / shares	21	[21]
Advisory Fees Paid, Amount	$ 4,118,785
Investment Company Portfolio Turnover	37.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R
Trading Symbol	FTMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$91	0.86%
[22]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Moderate Allocation Fund returned 11.55%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	11.55	6.00	5.74
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,647,146,434
Holdings Count | $ / shares	21	[24]
Advisory Fees Paid, Amount	$ 4,118,785
Investment Company Portfolio Turnover	37.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	FTMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$31	0.29%
[25]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Moderate Allocation Fund returned 12.15%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	12.15	6.60	6.36
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,647,146,434
Holdings Count | $ / shares	21	[27]
Advisory Fees Paid, Amount	$ 4,118,785
Investment Company Portfolio Turnover	37.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Moderate Allocation Fund
Class Name	Advisor Class
Trading Symbol	FMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$38	0.36%
[28]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Moderate Allocation Fund returned 12.07%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 9.67% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international fixed income.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	12.07	6.52	6.27
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Moderate Allocation Fund Benchmark-NR†	9.67	5.40	5.79
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,647,146,434
Holdings Count | $ / shares	21	[30]
Advisory Fees Paid, Amount	$ 4,118,785
Investment Company Portfolio Turnover	37.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,647,146,434
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$4,118,785
Portfolio Turnover Rate	37.85%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class A
Trading Symbol	FGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$68	0.63%
[31]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Growth Allocation Fund returned 15.14%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	15.14	8.39	7.76
Class A (with sales charge)	8.82	7.16	7.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[32]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,363,823,356
Holdings Count | $ / shares	21	[33]
Advisory Fees Paid, Amount	$ 3,322,435
Investment Company Portfolio Turnover	33.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class C
Trading Symbol	FTGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$148	1.38%
[34]
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Growth Allocation Fund returned 14.35%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.35	7.58	6.96
Class C (with sales charge)	13.35	7.58	6.96
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[35]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,363,823,356
Holdings Count | $ / shares	21	[36]
Advisory Fees Paid, Amount	$ 3,322,435
Investment Company Portfolio Turnover	33.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R
Trading Symbol	FGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$95	0.88%
[37]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Growth Allocation Fund returned 14.90%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.90	8.13	7.49
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[38]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,363,823,356
Holdings Count | $ / shares	21	[39]
Advisory Fees Paid, Amount	$ 3,322,435
Investment Company Portfolio Turnover	33.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Class R6
Trading Symbol	FTGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$32	0.30%
[40]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Growth Allocation Fund returned 15.52%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.52	8.77	8.16
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[41]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,363,823,356
Holdings Count | $ / shares	21	[42]
Advisory Fees Paid, Amount	$ 3,322,435
Investment Company Portfolio Turnover	33.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Allocation Fund
Class Name	Advisor Class
Trading Symbol	FGTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.38%
[43]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Growth Allocation Fund returned 15.42%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 17.49%, 13.53% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our cross asset tactical preference.
↑	Within equities, a regional overweight to the U.S. and an underweight to international holdings.
↑	Within fixed income, a regional overweight to the U.S. and an underweight to international positions.

Top detractors from performance:
↓	Fund selection in U.S. equity, as value stock exposure and one growth fund detracted.
↓	Fund selection in international equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.42	8.66	8.03
MSCI All Country World Index-NR	17.49	10.06	9.23
Linked Franklin Growth Allocation Fund Benchmark-NR†	13.53	7.74	7.53
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[44]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,363,823,356
Holdings Count | $ / shares	21	[45]
Advisory Fees Paid, Amount	$ 3,322,435
Investment Company Portfolio Turnover	33.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,363,823,356
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$3,322,435
Portfolio Turnover Rate	33.45%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class A
Trading Symbol	FTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$42	0.39%
[46]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Corefolio Allocation Fund returned 14.88%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	14.88	9.31	8.82
Class A (with sales charge)	8.54	8.08	8.21
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 984,374,131
Holdings Count | $ / shares	5	[47]
Advisory Fees Paid, Amount	$ 294,270
Investment Company Portfolio Turnover	10.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
[47]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class C
Trading Symbol	FTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$122	1.14%
[48]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Corefolio Allocation Fund returned 14.08%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.08	8.50	8.01
Class C (with sales charge)	13.08	8.50	8.01
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 984,374,131
Holdings Count | $ / shares	5	[49]
Advisory Fees Paid, Amount	$ 294,270
Investment Company Portfolio Turnover	10.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
[49]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R
Trading Symbol	FFAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$69	0.64%
[50]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Corefolio Allocation Fund returned 14.64%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.64	9.05	8.56
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 984,374,131
Holdings Count | $ / shares	5	[51]
Advisory Fees Paid, Amount	$ 294,270
Investment Company Portfolio Turnover	10.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Class R6
Trading Symbol	FTLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$9	0.08%
[52]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Corefolio Allocation Fund returned 15.28%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.28	9.68	9.17
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 984,374,131
Holdings Count | $ / shares	5	[53]
Advisory Fees Paid, Amount	$ 294,270
Investment Company Portfolio Turnover	10.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
[53]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Corefolio Allocation Fund
Class Name	Advisor Class
Trading Symbol	FCAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$15	0.14%
[54]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Corefolio Allocation Fund returned 15.24%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index which returned 25.02% and 19.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Franklin Growth Opportunities Fund: growth and technology focus aided relative performance, as did stock selection in the industrials sector including Axon Enterprises.
↑	Franklin Growth Fund: lack of exposure to energy and limited exposure to real estate.
↑	Franklin Mutual Shares Fund: allocation and selection in the information technology (IT) and real estate sectors.
↑	Templeton Growth Fund: selection in the industrials sector including Rolls Royce Holdings.

Top detractors from performance:
↓	Templeton Growth Fund: value focus held back returns, as did allocation and selection in the IT sector.
↓	Franklin Mutual Shares Fund: value focus held back returns, as did selection in the health care sector.
↓	Franklin Growth Fund: diversification strategy held back returns due to limited exposure to Magnifcent Seven, as did selection in the IT sector.
↓	Franklin Growth Opportunities Fund: diversification strategy held back returns due to limited exposure to Magnificent Seven, as did allocation and selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.24	9.59	9.10
Russell 3000 Index	23.81	13.86	12.54
S&P 500 Index	25.02	14.52	13.10
MSCI World Index	19.19	11.69	10.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 984,374,131
Holdings Count | $ / shares	5	[55]
Advisory Fees Paid, Amount	$ 294,270
Investment Company Portfolio Turnover	10.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$984,374,131
Total Number of Portfolio Holdings*	5
Total Administrative Fee Paid	$294,270
Portfolio Turnover Rate	10.38%
[55]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class A
Trading Symbol	FFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.93%
[56]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Global Allocation Fund returned 12.87%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	12.87	4.98	4.84
Class A (with sales charge)	6.63	3.80	4.25
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
[57]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,710,550,737
Holdings Count | $ / shares	242	[58]
Advisory Fees Paid, Amount	$ 15,406,326
Investment Company Portfolio Turnover	59.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
[58]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective July 1, 2024, investments of $250,000 or more in Class A shares will not be charged a sales charge, but will be subject to a 1% contingent deferred sales charge, if sold within 18 months of purchase.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class C
Trading Symbol	FFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.68%
[59]
Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Global Allocation Fund returned 12.06%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	12.06	4.19	4.06
Class C (with sales charge)	11.06	4.19	4.06
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
[60]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 03, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,710,550,737
Holdings Count | $ / shares	242	[61]
Advisory Fees Paid, Amount	$ 15,406,326
Investment Company Portfolio Turnover	59.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
[61]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R
Trading Symbol	FFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$125	1.18%
[62]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Global Allocation Fund returned 12.57%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	12.57	4.72	4.58
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
[63]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 03, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,710,550,737
Holdings Count | $ / shares	242	[64]
Advisory Fees Paid, Amount	$ 15,406,326
Investment Company Portfolio Turnover	59.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
[64]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Class R6
Trading Symbol	FFAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.62%
[65]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Global Allocation Fund returned 13.28%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.28	5.33	5.17
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
[66]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 03, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,710,550,737
Holdings Count | $ / shares	242	[67]
Advisory Fees Paid, Amount	$ 15,406,326
Investment Company Portfolio Turnover	59.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
[67]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	FFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.68%
[68]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin Global Allocation Fund returned 13.11%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 17.49% and 12.00%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection. Within equities, information technology (IT), industrials and health care sectors. Within fixed income, corporate investment-grade and sovereign developed securities.
↑	Regional security selection. Key contributors were: North America, Arista Networks and Nvidia; Asia, Taiwan Semiconductor and MediaTek; Europe, Unicredit and 3i Group.
↑	Equity allocation. Overweight positions in Asia and IT and energy sectors; underweight positions in Australia/New Zealand and materials and real estate sectors.

Top detractors from performance:
↓	Overweight equity allocation to Latin America and the Caribbean. Key detractors included Quimica y Minera de Chile and Vibra Energia.
↓	Underweight equity allocation and selection in the financials sector. Key detractors included Ing Groep and Itausa.
↓	Underweight fixed income allocation to emerging market debt as well as selection within Latin America issues.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.11	5.23	5.10
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	12.00	6.69	6.56
[69]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 03, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,710,550,737
Holdings Count | $ / shares	242	[70]
Advisory Fees Paid, Amount	$ 15,406,326
Investment Company Portfolio Turnover	59.82%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,710,550,737
Total Number of Portfolio Holdings*	242
Total Management Fee Paid	$15,406,326
Portfolio Turnover Rate	59.82%
[70]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 3, 2024, Franklin Templeton Investments Corp. was appointed as sub-adviser to the Fund.
In addition, effective February 29, 2024, Jacqueline Kenney was added as a portfolio manager of the Fund and Kimberly Strand stepped down as a portfolio manager of the Fund. Effective June 3, 2024, Michael Greenberg was added as a portfolio manager of the Fund and Richard Hsu stepped down as a portfolio manager of the Fund.
Effective May 1, 2024, the Fund’s operating expense limit was reduced from 0.73% to 0.70% and removed acquired fund fees and expenses from the operating expense limit.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class A
Trading Symbol	FTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
[71],[72]
Expenses Paid, Amount	$ 31	[71]
Expense Ratio, Percent	0.30%	[71]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart Retirement Income Fund returned 8.32%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.32	4.02	3.63
Class A (with sales charge)	2.37	2.85	3.05
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,850,105
Holdings Count | $ / shares	15	[73]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
[73]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class C
Trading Symbol	FRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$109	1.05%
[74],[75]
Expenses Paid, Amount	$ 109	[74]
Expense Ratio, Percent	1.05%	[74]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart Retirement Income Fund returned 7.48%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.48	3.24	2.86
Class C (with sales charge)	6.48	3.24	2.86
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,850,105
Holdings Count | $ / shares	15	[76]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
[76]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R
Trading Symbol	FBRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$57	0.55%
[77],[78]
Expenses Paid, Amount	$ 57	[77]
Expense Ratio, Percent	0.55%	[77]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart Retirement Income Fund returned 7.97%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.97	3.78	3.38
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,850,105
Holdings Count | $ / shares	15	[79]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
[79]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Class R6
Trading Symbol	FLMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$0	0.00%
[80],[81]
Expenses Paid, Amount	$ 0	[80]
Expense Ratio, Percent	0.00%	[80]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart Retirement Income Fund returned 8.73%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.73	4.36	3.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,850,105
Holdings Count | $ / shares	15	[82]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
[82]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart Retirement Income Fund
Class Name	Advisor Class
Trading Symbol	FLRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$5	0.05%
[83],[84]
Expenses Paid, Amount	$ 5	[83]
Expense Ratio, Percent	0.05%	[83]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart Retirement Income Fund returned 8.57%. The Fund compares its performance to the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 17.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in fixed income.
↑	Fund selection in U.S. fixed income, reflecting a preference for short duration at points in 2024.
↑	Underweight in international equity, reflecting a preference for U.S. equities.

Top detractors from performance:
↓	Fund selection in equity, reflecting a focus on high dividend funds and ETFs.
↓	Fund selection in U.S. equity.
↓	Equity underweight, reflecting prioritization of both income generation and portfolio downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.57	4.29	3.89
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
MSCI All Country World Index-NR	17.49	10.06	9.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,850,105
Holdings Count | $ / shares	15	[85]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$44,850,105
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.32%
[85]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$51	0.49%
[86],[87]
Expenses Paid, Amount	$ 51	[86]
Expense Ratio, Percent	0.49%	[86]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.00%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.00	4.16	4.17
Class A (with sales charge)	2.10	2.99	3.58
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[88]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,431,016
Holdings Count | $ / shares	21	[89]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
[89]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$128	1.24%
[90],[91]
Expenses Paid, Amount	$ 128	[90]
Expense Ratio, Percent	1.24%	[90]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2020 Retirement Target Fund returned 7.22%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.22	3.38	3.39
Class C (with sales charge)	6.22	3.38	3.39
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[92]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,431,016
Holdings Count | $ / shares	21	[93]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
[93]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$77	0.74%
[94],[95]
Expenses Paid, Amount	$ 77	[94]
Expense Ratio, Percent	0.74%	[94]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2020 Retirement Target Fund returned 7.74%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.74	3.88	3.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[96]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,431,016
Holdings Count | $ / shares	21	[97]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
[97]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
[98],[99]
Expenses Paid, Amount	$ 20	[98]
Expense Ratio, Percent	0.19%	[98]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.37%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.37	4.95	4.73
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[100]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,431,016
Holdings Count | $ / shares	21	[101]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
[101]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2020 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.24%
[102],[103]
Expenses Paid, Amount	$ 25	[102]
Expense Ratio, Percent	0.24%	[102]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2020 Retirement Target Fund returned 8.25%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 6.94% and -1.34% respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight U.S. bonds relative to international bonds.
↑	Underweight fixed income relative to equity, reflecting preference for equities.
↑	Fund selection in U.S. fixed income, including overweight in high yield bonds.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in international fixed income.
↓	Fund selection in U.S. equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.25	4.42	4.44
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	6.94	3.67	4.46
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[104]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,431,016
Holdings Count | $ / shares	21	[105]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	38.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$25,431,016
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.80%
[105]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$52	0.50%
[106],[107]
Expenses Paid, Amount	$ 52	[106]
Expense Ratio, Percent	0.50%	[106]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.41%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.41	5.07	5.07
Class A (with sales charge)	3.40	3.88	4.47
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[108]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,490,594
Holdings Count | $ / shares	22	[109]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
[109]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$130	1.25%
[110],[111]
Expenses Paid, Amount	$ 130	[110]
Expense Ratio, Percent	1.25%	[110]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2025 Retirement Target Fund returned 8.64%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	8.64	4.29	4.29
Class C (with sales charge)	7.64	4.29	4.29
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[112]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,490,594
Holdings Count | $ / shares	22	[113]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
[113]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R
Trading Symbol	FRELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.75%
[114],[115]
Expenses Paid, Amount	$ 78	[114]
Expense Ratio, Percent	0.75%	[114]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.19%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	9.19	4.82	4.82
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[116]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,490,594
Holdings Count | $ / shares	22	[117]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
[117]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FTLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
[118],[119]
Expenses Paid, Amount	$ 20	[118]
Expense Ratio, Percent	0.19%	[118]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	9.79	5.41	5.40
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[120]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,490,594
Holdings Count | $ / shares	22	[121]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
[121]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2025 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.25%
[122],[123]
Expenses Paid, Amount	$ 26	[122]
Expense Ratio, Percent	0.25%	[122]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2025 Retirement Target Fund returned 9.65%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 8.59% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Within fixed income, an overweight to U.S. holdings can provide downside protection for investors close to retirement.
↑	Within fixed income, an underweight to international fixed income.
↑	Fixed income underweight, reflecting our preference for equities over fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	9.65	5.33	5.34
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	8.59	4.72	5.43
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[124]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 108,490,594
Holdings Count | $ / shares	22	[125]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$108,490,594
Total Number of Portfolio Holdings*	22
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.51%
[125]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$53	0.50%
[126],[127]
Expenses Paid, Amount	$ 53	[126]
Expense Ratio, Percent	0.50%	[126]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.88%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	10.88	6.01	5.81
Class A (with sales charge)	4.77	4.82	5.21
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[128]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 72,277,059
Holdings Count | $ / shares	21	[129]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.25%
[130],[131]
Expenses Paid, Amount	$ 131	[130]
Expense Ratio, Percent	1.25%	[130]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.01%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.01	5.22	5.02
Class C (with sales charge)	9.01	5.22	5.02
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[132]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 72,277,059
Holdings Count | $ / shares	21	[133]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
[133]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.75%
[134],[135]
Expenses Paid, Amount	$ 79	[134]
Expense Ratio, Percent	0.75%	[134]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2030 Retirement Target Fund returned 10.58%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	10.58	5.73	5.55
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[136]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 72,277,059
Holdings Count | $ / shares	21	[137]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
[137]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.20%
[138],[139]
Expenses Paid, Amount	$ 21	[138]
Expense Ratio, Percent	0.20%	[138]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2030 Retirement Target Fund returned 11.21%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.21	6.49	6.22
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[140]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 72,277,059
Holdings Count | $ / shares	21	[141]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
[141]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2030 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.25%
[142],[143]
Expenses Paid, Amount	$ 26	[142]
Expense Ratio, Percent	0.25%	[142]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2030 Retirement Target Fund returned 11.09%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 10.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.09	6.27	6.08
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.27	5.79	6.23
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[144]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 72,277,059
Holdings Count | $ / shares	21	[145]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$72,277,059
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	37.55%
[145]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class A
Trading Symbol	FRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$55	0.52%
[146],[147]
Expenses Paid, Amount	$ 55	[146]
Expense Ratio, Percent	0.52%	[146]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.27%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	12.27	7.08	6.52
Class A (with sales charge)	6.11	5.87	5.91
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[148]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,277,375
Holdings Count | $ / shares	21	[149]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
[149]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class C
Trading Symbol	FTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$134	1.27%
[150],[151]
Expenses Paid, Amount	$ 134	[150]
Expense Ratio, Percent	1.27%	[150]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2035 Retirement Target Fund returned 11.48%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	11.48	6.29	5.73
Class C (with sales charge)	10.48	6.29	5.73
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[152]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,277,375
Holdings Count | $ / shares	21	[153]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
[153]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.77%
[154],[155]
Expenses Paid, Amount	$ 82	[154]
Expense Ratio, Percent	0.77%	[154]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.03%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	12.03	6.82	6.26
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[156]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,277,375
Holdings Count | $ / shares	21	[157]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
[157]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
[158],[159]
Expenses Paid, Amount	$ 19	[158]
Expense Ratio, Percent	0.18%	[158]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.71%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	12.71	7.42	6.85
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[160]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,277,375
Holdings Count | $ / shares	21	[161]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
[161]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2035 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[162],[163]
Expenses Paid, Amount	$ 29	[162]
Expense Ratio, Percent	0.27%	[162]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2035 Retirement Target Fund returned 12.53%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 11.94% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	12.53	7.34	6.79
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	11.94	6.94	6.96
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[164]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 139,277,375
Holdings Count | $ / shares	21	[165]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$139,277,375
Total Number of Portfolio Holdings*	21
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.89%
[165]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
[166],[167]
Expenses Paid, Amount	$ 56	[166]
Expense Ratio, Percent	0.52%	[166]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.58%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	13.58	8.08	7.14
Class A (with sales charge)	7.29	6.86	6.54
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[168]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,183,326
Holdings Count | $ / shares	19	[169]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
[169]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$135	1.27%
[170],[171]
Expenses Paid, Amount	$ 135	[170]
Expense Ratio, Percent	1.27%	[170]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2040 Retirement Target Fund returned 12.69%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	12.69	7.27	6.34
Class C (with sales charge)	11.69	7.27	6.34
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[172]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,183,326
Holdings Count | $ / shares	19	[173]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
[173]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.77%
[174],[175]
Expenses Paid, Amount	$ 82	[174]
Expense Ratio, Percent	0.77%	[174]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.22%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	13.22	7.80	6.87
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[176]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,183,326
Holdings Count | $ / shares	19	[177]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
[177]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
[178],[179]
Expenses Paid, Amount	$ 24	[178]
Expense Ratio, Percent	0.22%	[178]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.85%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.85	8.40	7.46
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[180]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,183,326
Holdings Count | $ / shares	19	[181]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
[181]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2040 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[182],[183]
Expenses Paid, Amount	$ 29	[182]
Expense Ratio, Percent	0.27%	[182]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2040 Retirement Target Fund returned 13.75%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 13.54% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.75	8.35	7.39
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	13.54	8.03	7.60
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[184]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 62,183,326
Holdings Count | $ / shares	19	[185]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$62,183,326
Total Number of Portfolio Holdings*	19
Total Management Fee Paid	$0
Portfolio Turnover Rate	31.39%
[185]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class A
Trading Symbol	FTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
[186],[187]
Expenses Paid, Amount	$ 56	[186]
Expense Ratio, Percent	0.52%	[186]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2045 Retirement Target Fund returned 14.69%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	14.69	8.71	7.51
Class A (with sales charge)	8.37	7.49	6.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[188]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,572,261
Holdings Count | $ / shares	16	[189]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
[189]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.28%
[190],[191]
Expenses Paid, Amount	$ 137	[190]
Expense Ratio, Percent	1.28%	[190]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2045 Retirement Target Fund returned 13.89%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	13.89	7.91	6.72
Class C (with sales charge)	12.89	7.91	6.72
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[192]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,572,261
Holdings Count | $ / shares	16	[193]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
[193]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
[194],[195]
Expenses Paid, Amount	$ 83	[194]
Expense Ratio, Percent	0.77%	[194]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2045 Retirement Target Fund returned 14.35%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	14.35	8.44	7.24
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[196]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,572,261
Holdings Count | $ / shares	16	[197]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
[197]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FMLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$25	0.23%
[198],[199]
Expenses Paid, Amount	$ 25	[198]
Expense Ratio, Percent	0.23%	[198]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2045 Retirement Target Fund returned 15.05%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.05	9.74	8.19
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[200]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,572,261
Holdings Count | $ / shares	16	[201]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
[201]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2045 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[202],[203]
Expenses Paid, Amount	$ 29	[202]
Expense Ratio, Percent	0.27%	[202]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2045 Retirement Target Fund returned 15.01%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 15.18% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Within fixed income, an overweight to U.S. fixed income.
↑	Within fixed income, an underweight to international fixed income.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.01	8.99	7.78
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	15.18	8.93	8.11
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[204]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 103,572,261
Holdings Count | $ / shares	16	[205]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$103,572,261
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	30.84%
[205]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
[206],[207]
Expenses Paid, Amount	$ 56	[206]
Expense Ratio, Percent	0.52%	[206]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.53%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	15.53	9.21	7.80
Class A (with sales charge)	9.15	7.97	7.19
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[208]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 56,219,296
Holdings Count | $ / shares	16	[209]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
[209]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
[210],[211]
Expenses Paid, Amount	$ 136	[210]
Expense Ratio, Percent	1.27%	[210]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2050 Retirement Target Fund returned 14.70%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	14.70	8.39	7.00
Class C (with sales charge)	13.70	8.39	7.00
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[212]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 56,219,296
Holdings Count | $ / shares	16	[213]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
[213]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
[214],[215]
Expenses Paid, Amount	$ 83	[214]
Expense Ratio, Percent	0.77%	[214]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	15.29	8.95	7.54
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[216]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 56,219,296
Holdings Count | $ / shares	16	[217]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
[217]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FRLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$23	0.21%
[218],[219]
Expenses Paid, Amount	$ 23	[218]
Expense Ratio, Percent	0.21%	[218]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.92%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	15.92	9.55	8.14
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[220]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 56,219,296
Holdings Count | $ / shares	16	[221]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
[221]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2050 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[222],[223]
Expenses Paid, Amount	$ 29	[222]
Expense Ratio, Percent	0.27%	[222]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2050 Retirement Target Fund returned 15.87%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.27% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	15.87	9.48	8.07
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	16.27	9.42	8.38
Bloomberg Multiverse Index	-1.34	-1.76	0.35
[224]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 56,219,296
Holdings Count | $ / shares	16	[225]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$56,219,296
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.21%
[225]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
[226],[227]
Expenses Paid, Amount	$ 56	[226]
Expense Ratio, Percent	0.52%	[226]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2055 Retirement Target Fund returned 15.73%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class A	15.73	9.15	7.65
Class A (with sales charge)	9.38	7.92	7.03
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
[228]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,819,395
Holdings Count | $ / shares	15	[229]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
[229]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
[230],[231]
Expenses Paid, Amount	$ 136	[230]
Expense Ratio, Percent	1.27%	[230]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2055 Retirement Target Fund returned 14.86%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class C	14.86	8.34	6.83
Class C (with sales charge)	13.86	8.34	6.83
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
[232]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,819,395
Holdings Count | $ / shares	15	[233]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
[233]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
[234],[235]
Expenses Paid, Amount	$ 83	[234]
Expense Ratio, Percent	0.77%	[234]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2055 Retirement Target Fund returned 15.47%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class R	15.47	8.88	7.38
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
[236]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,819,395
Holdings Count | $ / shares	15	[237]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
[237]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
[238],[239]
Expenses Paid, Amount	$ 24	[238]
Expense Ratio, Percent	0.22%	[238]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2055 Retirement Target Fund returned 16.13%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class R6	16.13	9.88	8.16
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
[240]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,819,395
Holdings Count | $ / shares	15	[241]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
[241]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2055 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[242],[243]
Expenses Paid, Amount	$ 29	[242]
Expense Ratio, Percent	0.27%	[242]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2055 Retirement Target Fund returned 16.07%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Advisor Class	16.07	9.41	7.90
Bloomberg Global Aggregate Index	-1.69	-1.96	0.28
MSCI All Country World Index-NR	17.49	10.06	8.93
Blended Benchmark†	16.49	9.48	8.23
Bloomberg Multiverse Index	-1.34	-1.76	0.47
[244]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 40,819,395
Holdings Count | $ / shares	15	[245]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$40,819,395
Total Number of Portfolio Holdings*	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.08%
[245]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class A
Trading Symbol	FLASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.52%
[246],[247]
Expenses Paid, Amount	$ 56	[246]
Expense Ratio, Percent	0.52%	[246]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.71%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class A	15.71	7.73
Class A (with sales charge)	9.34	6.19
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	7.84
Bloomberg Multiverse Index	-1.34	-4.12
[248]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,071,534
Holdings Count | $ / shares	16	[249]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
[249]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class C
Trading Symbol	FLBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$136	1.27%
[250],[251]
Expenses Paid, Amount	$ 136	[250]
Expense Ratio, Percent	1.27%	[250]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin LifeSmart 2060 Retirement Target Fund returned 14.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class C	14.79	7.14
Class C (with sales charge)	13.79	7.14
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
[252]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,071,534
Holdings Count | $ / shares	16	[253]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
[253]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R
Trading Symbol	FLESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.77%
[254],[255]
Expenses Paid, Amount	$ 83	[254]
Expense Ratio, Percent	0.77%	[254]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class R	15.29	7.51
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
[256]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,071,534
Holdings Count | $ / shares	16	[257]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
[257]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Class R6
Trading Symbol	FLFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$24	0.22%
[258],[259]
Expenses Paid, Amount	$ 24	[258]
Expense Ratio, Percent	0.22%	[258]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin LifeSmart 2060 Retirement Target Fund returned 16.08%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Class R6	16.08	8.01
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
[260]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,071,534
Holdings Count | $ / shares	16	[261]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
[261]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin LifeSmart 2060 Retirement Target Fund
Class Name	Advisor Class
Trading Symbol	FLJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$29	0.27%
[262],[263]
Expenses Paid, Amount	$ 29	[262]
Expense Ratio, Percent	0.27%	[262]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Franklin LifeSmart 2060 Retirement Target Fund returned 15.96%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 17.49%, 16.49% and -1.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fixed income underweight, reflecting our preference for equities over fixed income.
↑	Underweight and fund selection in emerging markets equity.
↑	Overweight to U.S. equity, reflecting a regional preference.

Top detractors from performance:
↓	Fund selection in equity, reflecting meaningful exposure to value stocks.
↓	Fund selection in U.S. equity.
↓	Fund selection in international equity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (1/29/2021)
Advisor Class	15.96	7.90
Bloomberg Global Aggregate Index	-1.69	-4.44
MSCI All Country World Index-NR	17.49	8.88
Blended Benchmark†	16.49	8.21
Bloomberg Multiverse Index	-1.34	-4.16
[264]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,071,534
Holdings Count | $ / shares	16	[265]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,071,534
Total Number of Portfolio Holdings*	16
Total Management Fee Paid	$0
Portfolio Turnover Rate	27.48%
[265]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[58]
*	Does not include derivatives, except purchased options, if any.

[59]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[60]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[63]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[69]
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[72]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[73]
*	Does not include derivatives, except purchased options, if any.

[74]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[75]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[78]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[81]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[84]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[87]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[88]
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[91]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[92]
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[95]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[96]
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[97]
*	Does not include derivatives, except purchased options, if any.

[98]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[99]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[100]
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[101]
*	Does not include derivatives, except purchased options, if any.

[102]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[103]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[104]
†	The Fund’s Blended Benchmark consists of 51% MSCI AC World Index-NR and 49% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[107]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[108]
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[109]
*	Does not include derivatives, except purchased options, if any.

[110]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[111]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[112]
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[113]
*	Does not include derivatives, except purchased options, if any.

[114]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[115]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[116]
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[119]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[120]
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[121]
*	Does not include derivatives, except purchased options, if any.

[122]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[123]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[124]
†	The Fund’s Blended Benchmark consists of 60% MSCI AC World Index-NR and 40% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[127]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[128]
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[131]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[132]
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[133]
*	Does not include derivatives, except purchased options, if any.

[134]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[135]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[136]
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[139]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[140]
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[143]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[144]
†	The Fund’s Blended Benchmark consists of 69% MSCI AC World Index-NR and 31% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[145]
*	Does not include derivatives, except purchased options, if any.

[146]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[147]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[148]
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[149]
*	Does not include derivatives, except purchased options, if any.

[150]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[151]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[152]
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[153]
*	Does not include derivatives, except purchased options, if any.

[154]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[155]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[156]
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[157]
*	Does not include derivatives, except purchased options, if any.

[158]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[159]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[160]
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[161]
*	Does not include derivatives, except purchased options, if any.

[162]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[163]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[164]
†	The Fund’s Blended Benchmark consists of 77% MSCI AC World Index-NR and 23% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[165]
*	Does not include derivatives, except purchased options, if any.

[166]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[167]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[168]
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[169]
*	Does not include derivatives, except purchased options, if any.

[170]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[171]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[172]
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[173]
*	Does not include derivatives, except purchased options, if any.

[174]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[175]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[176]
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[177]
*	Does not include derivatives, except purchased options, if any.

[178]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[179]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[180]
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[181]
*	Does not include derivatives, except purchased options, if any.

[182]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[183]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[184]
†	The Fund’s Blended Benchmark consists of 86% MSCI AC World Index-NR and 14% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[185]
*	Does not include derivatives, except purchased options, if any.

[186]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[187]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[188]
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[189]
*	Does not include derivatives, except purchased options, if any.

[190]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[191]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[192]
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[193]
*	Does not include derivatives, except purchased options, if any.

[194]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[195]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[196]
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[197]
*	Does not include derivatives, except purchased options, if any.

[198]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[199]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[200]
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[201]
*	Does not include derivatives, except purchased options, if any.

[202]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[203]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[204]
†	The Fund’s Blended Benchmark consists of 93% MSCI AC World Index-NR and 7% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[205]
*	Does not include derivatives, except purchased options, if any.

[206]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[207]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[208]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[209]
*	Does not include derivatives, except purchased options, if any.

[210]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[211]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[212]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[213]
*	Does not include derivatives, except purchased options, if any.

[214]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[215]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[216]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[217]
*	Does not include derivatives, except purchased options, if any.

[218]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[219]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[220]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[221]
*	Does not include derivatives, except purchased options, if any.

[222]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[223]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[224]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[225]
*	Does not include derivatives, except purchased options, if any.

[226]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[227]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[228]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[229]
*	Does not include derivatives, except purchased options, if any.

[230]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[231]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[232]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[233]
*	Does not include derivatives, except purchased options, if any.

[234]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[235]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[236]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[237]
*	Does not include derivatives, except purchased options, if any.

[238]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[239]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[240]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[241]
*	Does not include derivatives, except purchased options, if any.

[242]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[243]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[244]
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.

[245]
*	Does not include derivatives, except purchased options, if any.

[246]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[247]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[248]
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.

[249]
*	Does not include derivatives, except purchased options, if any.

[250]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[251]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[252]
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.

[253]
*	Does not include derivatives, except purchased options, if any.

[254]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[255]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[256]
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.

[257]
*	Does not include derivatives, except purchased options, if any.

[258]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[259]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[260]
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.

[261]
*	Does not include derivatives, except purchased options, if any.

[262]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[263]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[264]
†	The Blended Benchmark is an allocation of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index.

[265]
*	Does not include derivatives, except purchased options, if any.